UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08876
Senior Debt Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 124.2%(1)

Principal
Amount*		Borrower/Tranche Description	Value

Aerospace and Defense — 2.1%

Atlantic Inertial Systems, Inc.
GBP	807,475	Term Loan, 3.88%, Maturing July 20, 2014	$1,098,975
AWAS Capital, Inc.
	4,146,859	Term Loan, 3.00%, Maturing March 22, 2013	2,944,270
Colt Defense, LLC
	1,464,675	Term Loan, 4.01%, Maturing July 9, 2014	1,318,208
DAE Aviation Holdings, Inc.
	574,468	Term Loan, 4.39%, Maturing July 31, 2014	338,936
	564,875	Term Loan, 4.79%, Maturing July 31, 2014	333,276
Evergreen International Aviation
	2,710,174	Term Loan, 9.00%, Maturing October 31, 2011	1,426,229
Hawker Beechcraft Acquisition
	4,498,333	Term Loan, 3.22%, Maturing March 26, 2014	2,354,126
	241,798	Term Loan, 3.22%, Maturing March 26, 2014	126,541
Hexcel Corp.
	1,527,370	Term Loan, 3.34%, Maturing March 1, 2012	1,405,181
IAP Worldwide Services, Inc.
	582,475	Term Loan, 8.25%, Maturing December 30, 2012(2)	334,923
Spirit AeroSystems, Inc.
	2,668,226	Term Loan, 2.89%, Maturing December 31, 2011	2,454,768
TransDigm, Inc.
	3,000,000	Term Loan, 3.23%, Maturing June 23, 2013	2,762,499
Vought Aircraft Industries, Inc.
	2,000,000	Revolving Loan, 2.70%, Maturing December 22, 2009	1,425,000
	2,520,167	Term Loan, 2.93%, Maturing December 17, 2011	1,994,082
	666,667	Term Loan, 3.01%, Maturing December 17, 2011	483,333
Wesco Aircraft Hardware Corp.
	1,000,000	Term Loan - Second Lien, 6.18%, Maturing September 29, 2014	712,500

			$21,512,847

Air Transport — 0.7%

Delta Air Lines, Inc.
	4,919,924	Term Loan - Second Lien, 3.74%, Maturing April 30, 2014	$2,544,009
Northwest Airlines, Inc.
	5,746,000	DIP Loan, 2.46%, Maturing August 21, 2009	5,325,824

			$7,869,833

Automotive — 4.6%

Accuride Corp.
	5,855,002	Term Loan, 8.00%, Maturing January 31, 2012	$3,582,529
Adesa, Inc.
	7,222,157	Term Loan, 3.10%, Maturing October 18, 2013	6,059,389
Allison Transmission, Inc.
	863,495	Term Loan, 3.22%, Maturing September 30, 2014	623,395
Chrysler Financial
	2,481,108	Term Loan, 4.45%, Maturing August 1, 2014	1,843,109
CSA Acquisition Corp.
	917,943	Term Loan, 3.75%, Maturing December 23, 2011	302,921
	1,190,684	Term Loan, 3.75%, Maturing December 23, 2011	392,926
Dayco Products, LLC
	4,521,708	Term Loan, 0.00%, Maturing June 21, 2011(4)	691,821
Federal-Mogul Corp.
	3,557,155	Term Loan, 2.43%, Maturing December 27, 2014	2,033,508
	2,753,935	Term Loan, 2.39%, Maturing December 27, 2015	1,574,334
Financiere Truck (Investissement)
EUR	475,962	Term Loan, 3.78%, Maturing February 15, 2012	280,236
Ford Motor Co.
	6,408,111	Term Loan, 3.69%, Maturing December 15, 2013	4,058,955
Fraikin, Ltd.
GBP	690,864	Term Loan, 3.21%, Maturing February 15, 2012(3)	449,693
GBP	596,292	Term Loan, 3.21%, Maturing February 15, 2012	388,135
General Motors Corp.
	6,211,309	Term Loan, 8.00%, Maturing November 29, 2013	4,083,936
Goodyear Tire & Rubber Co.
	13,299,293	Term Loan - Second Lien, 2.19%, Maturing April 30, 2010	11,173,787
HLI Operating Co., Inc.
EUR	109,091	Term Loan, 9.50%, Maturing May 30, 2014	57,014
EUR	1,857,818	Term Loan, 9.50%, Maturing May 30, 2014	970,941
Keystone Automotive Operations, Inc.
	4,472,212	Term Loan, 4.33%, Maturing January 12, 2012	1,867,149
Locafroid Services S.A.S.
EUR	714,174	Term Loan, 3.78%, Maturing February 15, 2012(3)	420,491
Tenneco Automotive, Inc.
	3,125,000	Term Loan, 5.50%, Maturing March 17, 2014	1,757,812
TriMas Corp.
	375,000	Term Loan, 2.75%, Maturing August 2, 2011	321,562
	1,584,375	Term Loan, 3.09%, Maturing August 2, 2013	1,358,602
TRW Automotive, Inc.
	3,000,000	Term Loan, 2.00%, Maturing February 2, 2014	2,015,001
United Components, Inc.
	2,779,297	Term Loan, 3.50%, Maturing June 30, 2010	2,098,369

			$48,405,615

See notes to financial statements

Senior Debt Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Beverage and Tobacco — 0.2%

Culligan International Co.
EUR	3,000,000	Term Loan - Second Lien, 6.25%, Maturing May 31, 2013	$769,052
Van Houtte, Inc.
	1,729,200	Term Loan, 3.72%, Maturing July 11, 2014	1,409,298
	235,800	Term Loan, 3.72%, Maturing July 11, 2014	192,177

			$2,370,527

Brokers, Dealers and Investment Houses — 0.5%

AmeriTrade Holding Corp.
	5,577,782	Term Loan, 1.95%, Maturing December 31, 2012	$5,291,920

			$5,291,920

Building and Development — 5.2%

401 North Wabash Venture, LLC
	3,118,186	Term Loan, 9.54%, Maturing November 7, 2009(3)	$2,338,640
AIMCO Properties, L.P.
	7,875,000	Term Loan, 1.96%, Maturing March 23, 2011	6,930,000
Beacon Sales Acquisition, Inc.
	1,910,000	Term Loan, 3.13%, Maturing September 30, 2013	1,561,425
Brickman Group Holdings, Inc.
	2,414,645	Term Loan, 2.43%, Maturing January 23, 2014	2,109,796
Capital Automotive (REIT)
	3,000,130	Term Loan, 2.26%, Maturing December 16, 2010	1,972,586
Epco/Fantome, LLC
	4,488,000	Term Loan, 3.06%, Maturing November 23, 2010	3,433,320
Financiere Daunou S.A.
	1,411,871	Term Loan, 3.94%, Maturing May 31, 2015	459,741
	1,430,448	Term Loan, 4.19%, Maturing February 28, 2016	465,790
Forestar USA Real Estate Group, Inc.
	4,224,066	Revolving Loan, 4.38%, Maturing December 1, 2010(3)	3,484,855
	4,225,000	Term Loan, 4.44%, Maturing December 1, 2010	3,485,625
Hearthstone Housing Partners II, LLC
	4,482,500	Revolving Loan, 3.26%, Maturing December 1, 2009(3)	2,236,767
Hovstone Holdings, LLC
	2,205,000	Term Loan, 5.50%, Maturing July 1, 2009(5)	887,071
LNR Property Corp.
	1,718,000	Term Loan, 4.00%, Maturing July 3, 2011	917,412
Materis
EUR	818,586	Term Loan, 4.07%, Maturing April 27, 2014	406,925
EUR	871,621	Term Loan, 4.44%, Maturing April 27, 2015	433,289
Mueller Water Products, Inc.
	4,359,417	Term Loan, 2.66%, Maturing May 24, 2014	3,683,708
NCI Building Systems, Inc.
	2,183,847	Term Loan, 1.95%, Maturing June 18, 2010	1,757,997
Panolam Industries Holdings, Inc.
	2,103,590	Term Loan, 5.00%, Maturing September 30, 2012	1,209,564
Realogy Corp.
	417,964	Term Loan, 4.18%, Maturing September 1, 2014	272,423
	2,582,036	Term Loan, 4.18%, Maturing September 1, 2014	1,682,935
South Edge, LLC
	4,475,000	Term Loan, 0.00%, Maturing October 31, 2009(4)	812,960
TRU 2005 RE Holding Co.
	11,569,552	Term Loan, 3.51%, Maturing December 9, 2009	7,317,742
United Subcontractors, Inc.
	2,717,889	Term Loan - Second Lien, 11.69%, Maturing June 27, 2013(2)(5)	179,381
WCI Communities, Inc.
	6,220,272	Term Loan, 5.75%, Maturing December 23, 2010	2,775,797
Wintergames Acquisition ULC
	5,472,005	Term Loan, 7.93%, Maturing October 22, 2013	3,693,604

			$54,509,353

Business Equipment and Services — 9.4%

Activant Solutions, Inc.
	2,140,596	Term Loan, 2.94%, Maturing May 1, 2013	$1,469,877
Affiliated Computer Services
	1,925,121	Term Loan, 2.44%, Maturing March 20, 2013	1,819,775
	6,369,875	Term Loan, 2.46%, Maturing March 20, 2013	6,021,303
Affinion Group, Inc.
	6,698,870	Term Loan, 3.73%, Maturing October 17, 2012	5,895,006
Allied Barton Security Service
	1,443,299	Term Loan, 6.75%, Maturing February 21, 2015	1,356,701
Education Management, LLC
	5,675,174	Term Loan, 3.00%, Maturing June 1, 2013	5,113,735
Info USA, Inc.
	880,816	Term Loan, 3.22%, Maturing February 14, 2012	711,259
Intergraph Corp.
	837,381	Term Loan, 3.26%, Maturing May 29, 2014	766,204
	2,000,000	Term Loan - Second Lien, 6.74%, Maturing November 29, 2014	1,678,334
iPayment, Inc.
	3,711,203	Term Loan, 2.89%, Maturing May 10, 2013	2,523,618
Kronos, Inc.
	2,539,485	Term Loan, 3.47%, Maturing June 11, 2014	1,891,916
Language Line, Inc.
	6,367,394	Term Loan, 4.47%, Maturing June 11, 2011	5,603,307
Mitchell International, Inc.
	1,000,000	Term Loan - Second Lien, 6.50%, Maturing March 28, 2015	602,500

See notes to financial statements

Senior Debt Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Business Equipment and Services (continued)

N.E.W. Holdings I, LLC
	4,554,119	Term Loan, 3.47%, Maturing May 22, 2014	$3,176,498
Protection One, Inc.
	3,153,731	Term Loan, 2.68%, Maturing March 31, 2012	2,486,190
Quantum Corp.
	741,000	Term Loan, 4.50%, Maturing July 12, 2014	594,652
Quintiles Transnational Corp.
	4,619,589	Term Loan, 2.92%, Maturing March 31, 2013	4,226,924
RiskMetrics Group Holdings, LLC
	3,511,650	Term Loan, 3.22%, Maturing January 11, 2014	3,248,276
Sabre, Inc.
	12,884,245	Term Loan, 3.07%, Maturing September 30, 2014	7,173,304
Serena Software, Inc.
	1,530,375	Term Loan, 2.92%, Maturing March 10, 2013	1,096,131
Sitel (Client Logic)
	4,758,204	Term Loan, 6.42%, Maturing January 29, 2014	2,973,877
Solera Nederland Holdings
	2,595,101	Term Loan, 3.13%, Maturing May 15, 2014	2,290,176
SunGard Data Systems, Inc.
	17,045,819	Term Loan, 2.67%, Maturing February 11, 2013	15,386,221
	1,691,500	Term Loan, 6.75%, Maturing February 28, 2014	1,667,939
TDS Investor Corp.
	3,930,000	Term Loan, 2.68%, Maturing August 23, 2013	2,692,050
	4,957,361	Term Loan, 2.97%, Maturing August 23, 2013	3,344,841
	994,697	Term Loan, 3.47%, Maturing August 23, 2013	671,144
EUR	1,052,910	Term Loan, 3.78%, Maturing August 23, 2013	900,875
Transaction Network Services, Inc.
	1,821,846	Term Loan, 2.49%, Maturing May 4, 2012	1,720,127
Valassis Communications, Inc.
	1,330,805	Term Loan, 2.18%, Maturing March 2, 2014	1,141,165
VWR International, Inc.
	2,400,000	Term Loan, 2.93%, Maturing June 28, 2013	1,939,999
West Corp.
	7,016,618	Term Loan, 2.83%, Maturing October 24, 2013	5,939,764

			$98,123,688

Cable and Satellite Television — 9.7%

Atlantic Broadband Finance, LLC
	5,399,937	Term Loan, 3.47%, Maturing February 10, 2011	$4,900,443
Bresnan Broadband Holdings, LLC
	1,447,000	Term Loan, 3.05%, Maturing March 29, 2014	1,330,035
	3,000,000	Term Loan, 3.24%, Maturing March 29, 2014	2,757,501
Cequel Communications, LLC
	12,957,847	Term Loan, 2.48%, Maturing November 5, 2013	11,778,683
	1,000,000	Term Loan - Second Lien, 5.00%, Maturing May 5, 2014	801,786
Charter Communications Operating, Inc.
	18,625,839	Term Loan, 4.69%, Maturing April 28, 2013	15,762,116
CSC Holdings, Inc.
	9,312,000	Term Loan, 2.20%, Maturing March 29, 2013	8,639,795
DirectTV Holdings, LLC
	1,694,617	Term Loan, 1.93%, Maturing April 13, 2013	1,616,434
Foxco Acquisition Sub., LLC
	1,346,869	Term Loan, 7.25%, Maturing July 2, 2015	828,324
Insight Midwest Holdings, LLC
	7,838,125	Term Loan, 2.50%, Maturing April 6, 2014	7,201,277
MCC Iowa, LLC
	1,920,934	Term Loan, 2.08%, Maturing January 31, 2015	1,714,434
Mediacom Illinois, LLC
	2,610,000	Term Loan, 1.58%, Maturing September 30, 2012	2,270,700
	5,890,741	Term Loan, 1.83%, Maturing January 31, 2015	5,272,213
NTL Investment Holdings, Ltd.
	3,295,583	Term Loan, 4.60%, Maturing March 30, 2012	3,081,370
GBP	1,501,472	Term Loan, 4.48%, Maturing September 3, 2012	1,841,932
ProSiebenSat.1 Media AG
EUR	1,071,555	Term Loan, 4.59%, Maturing March 2, 2015	230,388
EUR	219,923	Term Loan, 3.75%, Maturing June 26, 2015	186,124
EUR	5,315,144	Term Loan, 3.75%, Maturing June 26, 2015	4,498,268
EUR	1,071,555	Term Loan, 4.84%, Maturing March 2, 2016	230,388
San Juan Cable, LLC
	967,528	Term Loan, 2.49%, Maturing October 31, 2012	732,903
UPC Broadband Holding B.V.
EUR	14,151,329	Term Loan, 3.14%, Maturing October 16, 2011	15,357,621
	2,456,905	Term Loan, 2.32%, Maturing December 31, 2014	2,275,708
Virgin Media Investment Holding
GBP	763,460	Term Loan, 5.31%, Maturing March 30, 2012	936,576
GBP	1,187,641	Term Loan, 5.39%, Maturing March 30, 2012	1,456,940
GBP	1,388,164	Term Loan, 5.39%, Maturing March 30, 2012	1,702,932
YPSO Holding SA
EUR	2,480,686	Term Loan, 3.69%, Maturing July 28, 2014	2,199,071
EUR	957,339	Term Loan, 3.69%, Maturing July 28, 2014	848,659
EUR	1,561,975	Term Loan, 3.69%, Maturing July 28, 2014	1,384,655

			$101,837,276

Chemicals and Plastics — 7.5%

AZ Chem US, Inc.
	926,862	Term Loan, 2.43%, Maturing February 28, 2013	$755,392
Brenntag Holding GmbH and Co. KG
	883,636	Term Loan, 2.50%, Maturing December 23, 2013	715,745
	3,616,364	Term Loan, 3.18%, Maturing December 23, 2013	2,929,255
EUR	2,117,647	Term Loan, 4.57%, Maturing December 23, 2013	2,225,144
EUR	496,877	Term Loan, 4.82%, Maturing December 23, 2014	522,100

See notes to financial statements

Senior Debt Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Chemicals and Plastics (continued)

EUR	385,476	Term Loan, 4.82%, Maturing December 23, 2014	$405,043
	1,000,000	Term Loan - Second Lien, 5.50%, Maturing December 23, 2015	580,000
Celanese Holdings, LLC
	2,500,000	Term Loan, 2.94%, Maturing April 2, 2014	2,225,567
	10,186,652	Term Loan, 2.94%, Maturing April 2, 2014	9,068,433
Cognis GmbH
EUR	2,510,246	Term Loan, 3.65%, Maturing September 15, 2013	2,490,980
EUR	614,754	Term Loan, 3.65%, Maturing September 15, 2013	605,156
Columbian Chemicals Acquisition
	428,650	Term Loan, 4.47%, Maturing March 16, 2013	267,906
Ferro Corp.
	6,142,763	Term Loan, 7.10%, Maturing June 6, 2012	4,376,719
Foamex L.P.
	3,248,628	Term Loan, 0.00%, Maturing February 12, 2013(4)	936,687
Georgia Gulf Corp.
	1,976,596	Term Loan, 8.91%, Maturing October 3, 2013	1,278,199
Hexion Specialty Chemicals, Inc.
EUR	740,448	Term Loan, 3.78%, Maturing May 5, 2012	431,062
	11,710,238	Term Loan, 3.50%, Maturing May 5, 2013	5,804,929
	2,543,797	Term Loan, 3.50%, Maturing May 5, 2013	1,260,996
	3,930,000	Term Loan, 3.75%, Maturing June 15, 2014	1,473,750
Huntsman International, LLC
	4,959,596	Term Loan, 2.18%, Maturing August 16, 2012	4,116,465
INEOS Group
EUR	1,410,353	Term Loan, 6.21%, Maturing December 14, 2011	1,018,545
EUR	74,341	Term Loan, 6.21%, Maturing December 14, 2011	53,688
EUR	1,410,353	Term Loan, 6.71%, Maturing December 14, 2011	1,018,545
EUR	74,341	Term Loan, 6.71%, Maturing December 14, 2011	53,688
	1,815,675	Term Loan, 7.00%, Maturing December 14, 2012	1,025,857
	2,551,746	Term Loan, 7.50%, Maturing December 14, 2013	1,369,438
	2,484,324	Term Loan, 8.00%, Maturing December 14, 2014	1,333,255
Innophos, Inc.
	604,883	Term Loan, 3.43%, Maturing August 10, 2010	570,102
ISP Chemco, Inc.
	6,668,638	Term Loan, 2.63%, Maturing June 4, 2014	6,072,629
Kranton Polymers, LLC
	4,485,203	Term Loan, 3.25%, Maturing May 12, 2013	3,054,423
Lucite International Group Holdings
	1,764,234	Term Loan, 2.68%, Maturing July 7, 2013	1,711,307
	624,750	Term Loan, 2.68%, Maturing July 7, 2013	606,007
MacDermid, Inc.
EUR	1,168,674	Term Loan, 3.21%, Maturing April 12, 2014	804,062
Millenium Inorganic Chemicals
	3,947,015	Term Loan, 3.47%, Maturing April 30, 2014	2,565,560
Momentive Performance Material
	4,735,922	Term Loan, 2.69%, Maturing December 4, 2013	3,190,827
Propex Fabrics, Inc.
	2,083,335	Term Loan, 7.25%, Maturing July 31, 2012(2)	328,125
Rockwood Specialties Group, Inc.
	7,794,573	Term Loan, 2.18%, Maturing December 10, 2012	7,031,820
Schoeller Arca Systems Holding
EUR	886,834	Term Loan, 5.82%, Maturing November 16, 2015	528,017
EUR	824,121	Term Loan, 5.82%, Maturing November 16, 2015	490,677
EUR	289,045	Term Loan, 5.82%, Maturing November 16, 2015	172,096
Solo Cup Co.
	2,945,911	Term Loan, 4.72%, Maturing February 27, 2011	2,767,315
TPG Spring UK, Ltd.
EUR	2,333,527	Term Loan, 0.00%, Maturing June 27, 2013(2)(4)	365,867
EUR	2,336,419	Term Loan, 0.00%, Maturing June 27, 2013(2)(4)	366,321

			$78,967,699

Clothing/Textiles — 0.7%

Hanesbrands, Inc.
	2,305,028	Term Loan, 5.80%, Maturing September 5, 2013	$2,258,448
	2,025,000	Term Loan - Second Lien, 4.84%, Maturing March 5, 2014	1,832,625
St. John Knits International, Inc.
	1,838,380	Term Loan, 9.00%, Maturing March 23, 2012	1,240,907
The William Carter Co.
	2,188,106	Term Loan, 2.01%, Maturing July 14, 2012	2,078,701

			$7,410,681

Conglomerates — 3.5%

Amsted Industries, Inc.
	1,595,948	Term Loan, 3.15%, Maturing October 15, 2010	$1,460,292
Doncasters (Dunde HoldCo 4 Ltd.)
	1,416,569	Term Loan, 2.99%, Maturing July 13, 2015	828,693
GBP	641,409	Term Loan, 3.48%, Maturing July 13, 2015	578,809
	1,416,569	Term Loan, 3.49%, Maturing July 13, 2015	828,693
GBP	641,409	Term Loan, 3.98%, Maturing July 13, 2015	578,809
Jarden Corp.
	5,402,173	Term Loan, 2.97%, Maturing January 24, 2012	5,188,787
	1,274,731	Term Loan, 2.97%, Maturing January 24, 2012	1,224,379
	1,955,531	Term Loan, 3.72%, Maturing January 24, 2012	1,898,494
Johnson Diversey, Inc.
	1,039,452	Term Loan, 3.18%, Maturing December 16, 2010	984,881
	4,904,526	Term Loan, 3.18%, Maturing December 16, 2011	4,647,039
Polymer Group, Inc.
	2,000,000	Revolving Loan, 0.00%, Maturing November 22, 2010(3)	1,700,000
	5,218,258	Term Loan, 3.21%, Maturing November 22, 2012	4,513,793

See notes to financial statements

Senior Debt Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Conglomerates (continued)

RBS Global, Inc.
	1,073,317	Term Loan, 2.44%, Maturing July 19, 2013	$849,262
	3,877,869	Term Loan, 3.36%, Maturing July 19, 2013	3,087,753
RGIS Holdings, LLC
	5,373,214	Term Loan, 3.45%, Maturing April 30, 2014	4,020,954
	268,661	Term Loan, 3.72%, Maturing April 30, 2014	201,048
The Manitowoc Company, Inc.
	2,793,000	Term Loan, 6.50%, Maturing August 21, 2014	2,145,024
US Investigations Services, Inc.
	1,969,925	Term Loan, 3.98%, Maturing February 21, 2015	1,612,054

			$36,348,764

Containers and Glass Products — 4.4%

Berry Plastics Corp.
	6,119,652	Term Loan, 2.47%, Maturing April 3, 2015	$4,505,594
Consolidated Container Co.
	891,676	Term Loan, 2.68%, Maturing March 28, 2014	624,173
	1,500,000	Term Loan - Second Lien, 5.93%, Maturing September 28, 2014	622,500
Crown Americas, Inc.
	1,333,750	Term Loan, 2.20%, Maturing November 15, 2012	1,285,402
EUR	970,000	Term Loan, 2.75%, Maturing November 15, 2012	1,135,815
Graham Packaging Holdings Co.
	8,736,076	Term Loan, 2.76%, Maturing October 7, 2011	7,911,006
Graphic Packaging International, Inc.
	6,148,239	Term Loan, 3.06%, Maturing May 16, 2014	5,584,649
	1,970,453	Term Loan, 3.79%, Maturing May 16, 2014	1,819,384
JSG Acquisitions
EUR	2,500,000	Term Loan, 3.19%, Maturing December 31, 2014	2,624,607
EUR	2,500,000	Term Loan, 3.34%, Maturing December 31, 2014	2,624,607
OI European Group B.V.
EUR	3,830,000	Term Loan, 2.49%, Maturing June 14, 2013	4,434,039
Owens-Brockway Glass Container
	4,787,500	Term Loan, 1.95%, Maturing June 14, 2013	4,391,038
Pregis Corp.
EUR	2,412,500	Term Loan, 3.46%, Maturing October 12, 2012	2,553,583
Smurfit-Stone Container Corp.
	3,578,116	Term Loan, 2.98%, Maturing November 1, 2009	2,808,821
	1,186,554	Term Loan, 3.31%, Maturing December 31, 2009	931,445
	465,687	Term Loan, 2.82%, Maturing November 1, 2011	362,305
	817,183	Term Loan, 2.82%, Maturing November 1, 2011	630,048
	1,540,258	Term Loan, 2.82%, Maturing November 1, 2011	1,198,320
	718,070	Term Loan, 4.50%, Maturing November 1, 2011	553,632

			$46,600,968

Cosmetics/Toiletries — 0.6%

American Safety Razor Co.
	1,000,000	Term Loan - Second Lien, 6.68%, Maturing July 31, 2014	$672,500
Bausch & Lomb, Inc.
	227,586	Term Loan, 3.53%, Maturing April 30, 2015(3)	197,829
	898,963	Term Loan, 4.47%, Maturing April 30, 2015	781,423
Prestige Brands, Inc.
	4,639,821	Term Loan, 2.68%, Maturing April 7, 2011	4,477,427

			$6,129,179

Drugs — 1.5%

Chattem, Inc.
	1,113,000	Term Loan, 2.88%, Maturing January 2, 2013	$1,060,133
Graceway Pharmaceuticals, LLC
	4,977,477	Term Loan, 3.18%, Maturing May 3, 2012	3,677,111
Pharmaceutical Holdings Corp.
	1,197,143	Term Loan, 3.75%, Maturing January 30, 2012	1,065,457
Stiefel Laboratories, Inc.
	1,795,071	Term Loan, 3.39%, Maturing December 28, 2013	1,770,389
	2,346,889	Term Loan, 3.39%, Maturing December 28, 2013	2,314,620
Warner Chilcott Corp.
	1,582,334	Term Loan, 2.43%, Maturing January 18, 2012	1,492,932
	4,511,702	Term Loan, 2.87%, Maturing January 18, 2012	4,256,790

			$15,637,432

Ecological Services and Equipment — 1.3%

Blue Waste B.V. (AVR Acquisition)
EUR	4,000,000	Term Loan, 3.24%, Maturing April 1, 2015	$4,304,484
Environmental Systems Products Holdings, Inc.
	233,025	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	161,300
Kemble Water Structure, Ltd.
GBP	6,500,000	Term Loan, 5.63%, Maturing October 13, 2013	6,298,333
Sensus Metering Systems, Inc.
	3,004,205	Term Loan, 2.80%, Maturing December 17, 2010	2,718,805

			$13,482,922

Electronics/Electrical — 2.9%

Aspect Software, Inc.
	3,948,724	Term Loan, 4.25%, Maturing July 11, 2011	$2,586,414
FCI International S.A.S.
	685,705	Term Loan, 4.15%, Maturing November 1, 2013	353,138
	660,143	Term Loan, 4.15%, Maturing November 1, 2013	339,974
	660,143	Term Loan, 4.15%, Maturing November 1, 2013	339,974
	685,705	Term Loan, 4.15%, Maturing November 1, 2013	353,138

See notes to financial statements

Senior Debt Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Electronics/Electrical (continued)

Freescale Semiconductor, Inc.
	4,558,687	Term Loan, 2.26%, Maturing December 1, 2013	$2,685,354
Infor Enterprise Solutions Holdings
EUR	1,955,000	Term Loan, 3.96%, Maturing July 28, 2012	1,836,529
	7,912,821	Term Loan, 4.18%, Maturing July 28, 2012	5,697,231
	4,128,429	Term Loan, 4.18%, Maturing July 28, 2012	2,972,469
	500,000	Term Loan - Second Lien, 5.93%, Maturing March 2, 2014	163,750
Network Solutions, LLC
	2,254,504	Term Loan, 3.13%, Maturing March 7, 2014	1,634,515
Open Solutions, Inc.
	5,464,478	Term Loan, 3.23%, Maturing January 23, 2014	3,005,463
Sensata Technologies Finance Co.
	3,629,420	Term Loan, 2.80%, Maturing April 27, 2013	2,567,815
Spectrum Brands, Inc.
	48,479	Term Loan, 2.72%, Maturing March 30, 2013	38,650
	944,367	Term Loan, 6.25%, Maturing March 30, 2013	752,896
VeriFone, Inc.
	228,750	Term Loan, 3.18%, Maturing October 31, 2013	203,587
Vertafore, Inc.
	4,851,000	Term Loan, 3.75%, Maturing January 31, 2012	4,414,410

			$29,945,307

Equipment Leasing — 0.4%

Hertz Corp.
	785,140	Term Loan, 2.22%, Maturing December 21, 2012	$637,141
	4,298,839	Term Loan, 2.22%, Maturing December 21, 2012	3,488,508

			$4,125,649

Farming/Agriculture — 0.5%

BF Bolthouse HoldCo, LLC
	1,882,355	Term Loan, 2.81%, Maturing December 16, 2012	$1,665,884
	1,000,000	Term Loan - Second Lien, 5.93%, Maturing December 16, 2013	715,000
Central Garden & Pet Co.
	3,380,331	Term Loan, 1.94%, Maturing February 28, 2014	2,674,687

			$5,055,571

Financial Intermediaries — 1.8%

Citco III, Ltd.
	6,261,313	Term Loan, 3.58%, Maturing June 30, 2014	$3,475,029
E.A. Viner International Co.
	150,813	Term Loan, 5.72%, Maturing July 31, 2013	94,258
Grosvenor Capital Management
	1,429,052	Term Loan, 2.74%, Maturing December 5, 2013	1,071,789
INVESTools, Inc.
	1,072,500	Term Loan, 3.68%, Maturing August 13, 2012	1,045,687
Jupiter Asset Management Group
GBP	1,321,080	Term Loan, 3.71%, Maturing June 30, 2015	930,755
LPL Holdings, Inc.
	11,666,876	Term Loan, 2.66%, Maturing December 18, 2014	9,994,628
Nuveen Investments, Inc.
	1,386,000	Term Loan, 3.44%, Maturing November 2, 2014	914,328
Oxford Acquisition III, Ltd.
	2,964,825	Term Loan, 3.10%, Maturing May 24, 2014	1,022,865
RJO Holdings Corp. (RJ O’Brien)
	1,446,266	Term Loan, 3.47%, Maturing July 31, 2014	542,350

			$19,091,689

Food Products — 3.3%

Advantage Sales & Marketing, Inc.
	6,021,034	Term Loan, 2.48%, Maturing March 29, 2013	$5,238,300
American Seafoods Group, LLC
	329,203	Term Loan, 2.18%, Maturing September 30, 2012	306,158
B&G Foods, Inc.
	1,130,435	Term Loan, 3.26%, Maturing February 23, 2013	1,082,391
BL Marketing, Ltd.
GBP	1,500,000	Term Loan, 2.94%, Maturing December 31, 2013	1,832,544
Dean Foods Co.
	9,044,728	Term Loan, 2.71%, Maturing April 2, 2014	8,450,544
Dole Food Company, Inc.
	547,285	Term Loan, 7.96%, Maturing April 12, 2013	523,721
	2,039,232	Term Loan, 7.97%, Maturing April 12, 2013	1,951,431
	312,269	Term Loan, 7.98%, Maturing April 12, 2013	298,824
Pinnacle Foods Finance, LLC
	3,000,000	Revolving Loan, 3.18%, Maturing April 2, 2013(3)	2,025,000
	8,515,072	Term Loan, 3.25%, Maturing April 2, 2014	7,139,360
Reddy Ice Group, Inc.
	7,975,000	Term Loan, 2.20%, Maturing August 9, 2012	5,383,125

			$34,231,398

Food Service — 2.6%

AFC Enterprises, Inc.
	1,026,191	Term Loan, 2.97%, Maturing May 11, 2011	$933,834
Aramark Corp.
	6,749,105	Term Loan, 3.10%, Maturing January 26, 2014	6,175,431
	420,550	Term Loan, 4.06%, Maturing January 26, 2014	384,803

See notes to financial statements

Senior Debt Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Food Service (continued)

Buffets, Inc.
	1,358,805	Term Loan, 7.73%, Maturing July 22, 2009(2)	$203,821
	135,375	Term Loan, 7.73%, Maturing July 22, 2009(2)	20,306
	2,000,000	Term Loan, 18.00%, Maturing April 30, 2012	1,880,000
	396,935	Term Loan, 7.43%, Maturing May 1, 2013(2)	33,243
	2,826,433	Term Loan, 7.77%, Maturing November 1, 2013(2)	236,714
CBRL Group, Inc.
	6,462,906	Term Loan, 2.69%, Maturing April 27, 2013	5,727,750
JRD Holdings, Inc.
	2,082,813	Term Loan, 2.71%, Maturing June 26, 2014	1,973,465
Maine Beverage Co., LLC
	1,513,393	Term Loan, 2.97%, Maturing June 30, 2010	1,233,415
NPC International, Inc.
	1,822,583	Term Loan, 2.68%, Maturing May 3, 2013	1,570,460
OSI Restaurant Partners, LLC
	197,368	Term Loan, 4.50%, Maturing May 9, 2013	139,885
	2,189,918	Term Loan, 2.75%, Maturing May 9, 2014	1,552,105
QCE Finance, LLC
	4,189,080	Term Loan, 3.50%, Maturing May 5, 2013	2,506,465
Sagittarius Restaurants, LLC
	1,135,104	Term Loan, 9.50%, Maturing March 29, 2013	664,036
Selecta
GBP	2,500,000	Term Loan, 5.34%, Maturing June 28, 2015	2,172,795

			$27,408,528

Food/Drug Retailers — 3.1%

General Nutrition Centers, Inc.
	4,495,736	Term Loan, 3.15%, Maturing September 16, 2013	$3,810,137
Pantry, Inc. (The)
	2,573,552	Term Loan, 1.93%, Maturing May 15, 2014	2,290,461
	740,913	Term Loan, 1.93%, Maturing May 15, 2014	659,413
Rite Aid Corp.
	14,672,000	Term Loan, 2.20%, Maturing June 1, 2014	11,906,328
	2,462,625	Term Loan, 6.00%, Maturing June 4, 2014	2,009,502
Rite Aid Funding II
	2,000,000	Term Loan - Second Lien, 14.25%, Maturing September 14, 2010	2,040,000
Roundy’s Supermarkets, Inc.
	10,824,038	Term Loan, 3.20%, Maturing November 3, 2011	9,922,038

			$32,637,879

Forest Products — 1.8%

Appleton Papers, Inc.
	4,372,125	Term Loan, 6.50%, Maturing June 5, 2014	$3,169,791
Georgia-Pacific Corp.
	7,796,271	Term Loan, 2.72%, Maturing December 20, 2012	7,291,954
	4,186,101	Term Loan, 3.24%, Maturing December 20, 2012	3,915,315
Newpage Corp.
	3,812,192	Term Loan, 4.79%, Maturing December 5, 2014	2,977,745
Xerium Technologies, Inc.
	2,885,680	Term Loan, 6.72%, Maturing May 18, 2012	1,810,764

			$19,165,569

Healthcare — 10.7%

Accellent, Inc.
	2,614,269	Term Loan, 3.76%, Maturing November 22, 2012	$2,174,201
Alliance Imaging, Inc.
	1,821,086	Term Loan, 3.66%, Maturing December 29, 2011	1,743,690
American Medical Systems
	3,107,378	Term Loan, 2.69%, Maturing July 20, 2012	2,889,861
AMN Healthcare, Inc.
	853,750	Term Loan, 2.97%, Maturing November 2, 2011	781,182
AMR HoldCo, Inc.
	1,616,454	Term Loan, 2.47%, Maturing February 10, 2012	1,479,056
Biomet, Inc.
	4,407,875	Term Loan, 4.15%, Maturing December 26, 2014	4,132,383
EUR	1,053,652	Term Loan, 4.34%, Maturing December 26, 2014	1,279,074
Cardinal Health 409, Inc.
	5,968,688	Term Loan, 2.68%, Maturing April 10, 2014	4,201,956
Carestream Health, Inc.
	6,619,963	Term Loan, 2.43%, Maturing April 30, 2013	5,746,128
Carl Zeiss Vision Holding GmbH
	3,700,889	Term Loan, 2.93%, Maturing March 23, 2015	1,303,794
Community Health Systems, Inc.
	503,510	Term Loan, 2.68%, Maturing July 25, 2014	455,734
	9,863,068	Term Loan, 3.45%, Maturing July 25, 2014	8,927,201
Concentra, Inc.
	2,161,500	Term Loan, 3.47%, Maturing June 25, 2014	1,599,510
ConMed Corp.
	1,027,375	Term Loan, 1.93%, Maturing April 13, 2013	842,448
CRC Health Corp.
	1,365,000	Term Loan, 3.47%, Maturing February 6, 2013	989,625
	1,468,785	Term Loan, 3.47%, Maturing February 6, 2013	1,064,869
Dako (Eqt Project Delphi)
EUR	1,336,866	Term Loan, 3.27%, Maturing June 12, 2015	934,519
DaVita, Inc.
	7,807,224	Term Loan, 2.20%, Maturing October 5, 2012	7,365,632
HCA, Inc.
	18,285,398	Term Loan, 3.47%, Maturing November 18, 2013	16,548,285

See notes to financial statements

Senior Debt Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Healthcare (continued)

Health Management Association, Inc.
	9,134,828	Term Loan, 2.97%, Maturing February 28, 2014	$7,948,442
HealthSouth Corp.
	2,511,444	Term Loan, 2.96%, Maturing March 10, 2013	2,278,239
Iasis Healthcare, LLC
	964,492	Term Loan, 2.43%, Maturing March 14, 2014	858,880
	2,787,196	Term Loan, 2.43%, Maturing March 14, 2014	2,481,998
	259,141	Term Loan, 2.44%, Maturing March 14, 2014	230,765
IM U.S. Holdings, LLC
	3,856,313	Term Loan, 2.78%, Maturing June 26, 2014	3,563,233
Invacare Corp.
	2,059,200	Term Loan, 3.21%, Maturing February 12, 2013	1,817,244
inVentiv Health, Inc.
	2,139,018	Term Loan, 2.97%, Maturing July 6, 2014	1,844,903
LifePoint Hospitals, Inc.
	2,287,616	Term Loan, 2.89%, Maturing April 15, 2012	2,172,826
MultiPlan Merger Corp.
	1,450,765	Term Loan, 2.94%, Maturing April 12, 2013	1,278,486
	1,149,924	Term Loan, 2.94%, Maturing April 12, 2013	1,013,371
National Mentor Holdings, Inc.
	190,400	Term Loan, 2.44%, Maturing June 29, 2013	129,789
	3,121,336	Term Loan, 3.22%, Maturing June 29, 2013	2,127,712
Nyco Holdings
EUR	2,321,027	Term Loan, 3.78%, Maturing December 29, 2014	2,494,380
EUR	2,321,027	Term Loan, 4.53%, Maturing December 29, 2015	2,494,380
RadNet Management, Inc.
	1,612,890	Term Loan, 5.06%, Maturing November 15, 2012	1,322,569
ReAble Therapeutics Finance, LLC
	4,376,636	Term Loan, 2.89%, Maturing November 16, 2013	4,004,622
Select Medical Holdings Corp.
	6,045,899	Term Loan, 3.25%, Maturing February 24, 2012	5,374,804
Sunrise Medical Holdings, Inc.
	1,656,071	Term Loan, 4.82%, Maturing May 13, 2010	869,437
Vanguard Health Holding Co., LLC
	2,814,893	Term Loan, 2.68%, Maturing September 23, 2011	2,660,955
Viant Holdings, Inc.
	714,762	Term Loan, 3.47%, Maturing June 25, 2014	539,645

			$111,965,828

Home Furnishings — 1.6%

Hunter Fan Co.
	1,415,093	Term Loan, 3.01%, Maturing April 16, 2014	$749,999
Interline Brands, Inc.
	2,635,326	Term Loan, 2.12%, Maturing June 23, 2013	2,016,024
	1,913,043	Term Loan, 2.12%, Maturing June 23, 2013	1,463,478
National Bedding Co., LLC
	1,843,834	Term Loan, 2.46%, Maturing August 31, 2011	1,087,862
Oreck Corp.
	1,235,856	Term Loan, 0.00%, Maturing February 2, 2012(4)(5)	401,653
Sanitec, Ltd. Oy
EUR	2,943,828	Term Loan, 0.00%, Maturing April 7, 2013(4)	888,055
EUR	2,943,828	Term Loan, 0.00%, Maturing April 7, 2014(4)	888,055
Sealy Mattress Co.
	3,470,343	Term Loan, 4.99%, Maturing August 25, 2012	2,711,206
Simmons Co.
	8,777,717	Term Loan, 10.50%, Maturing December 19, 2011	6,960,001
	2,094,037	Term Loan, 8.22%, Maturing February 15, 2012(2)	47,466

			$17,213,799

Industrial Equipment — 2.2%

CEVA Group PLC U.S.
	3,450,385	Term Loan, 3.44%, Maturing January 4, 2014	$1,751,070
EUR	543,610	Term Loan, 3.70%, Maturing January 4, 2014	381,203
EUR	260,476	Term Loan, 3.97%, Maturing January 4, 2014	182,657
EUR	442,317	Term Loan, 3.97%, Maturing January 4, 2014	310,172
	413,158	Term Loan, 4.22%, Maturing January 4, 2014	209,678
EUR	435,446	Term Loan, 4.53%, Maturing January 4, 2014	305,354
EPD Holdings (Goodyear Engineering Products)
	453,633	Term Loan, 2.97%, Maturing July 13, 2014	229,841
	3,167,391	Term Loan, 2.97%, Maturing July 13, 2014	1,604,812
	1,000,000	Term Loan - Second Lien, 6.22%, Maturing July 13, 2015	178,750
Generac Acquisition Corp.
	1,727,070	Term Loan, 3.00%, Maturing November 7, 2013	1,132,670
	2,000,000	Term Loan - Second Lien, 6.50%, Maturing April 7, 2014	597,500
Gleason Corp.
	1,748,933	Term Loan, 2.97%, Maturing June 30, 2013	1,490,966
	590,855	Term Loan, 2.97%, Maturing June 30, 2013	503,704
Jason, Inc.
	1,331,793	Term Loan, 3.73%, Maturing April 30, 2010	699,191
John Maneely Co.
	6,259,519	Term Loan, 4.11%, Maturing December 8, 2013	4,545,976
KION Group GmbH
	750,000	Term Loan, 2.43%, Maturing December 23, 2014	255,937
	750,000	Term Loan, 2.93%, Maturing December 23, 2015	255,937
Polypore, Inc.
	8,351,250	Term Loan, 2.50%, Maturing July 3, 2014	7,182,075
EUR	729,995	Term Loan, 2.96%, Maturing July 3, 2014	724,392

See notes to financial statements

Senior Debt Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Industrial Equipment (continued)

TFS Acquisition Corp.
	1,925,625	Term Loan, 4.72%, Maturing August 11, 2013	$890,602

			$23,432,487

Insurance — 2.1%

Alliant Holdings I, Inc.
	5,000,000	Term Loan, 2.35%, Maturing August 21, 2012(3)	$3,700,000
CCC Information Services Group, Inc.
	3,974,710	Term Loan, 2.68%, Maturing February 10, 2013	3,517,618
Conseco, Inc.
	9,379,495	Term Loan, 6.50%, Maturing October 10, 2013	3,939,388
Crump Group, Inc.
	2,578,402	Term Loan, 3.43%, Maturing August 4, 2014	1,933,802
Getty Images, Inc.
	3,752,500	Term Loan, 6.25%, Maturing July 2, 2015	3,679,015
Hub International Holdings, Inc.
	684,190	Term Loan, 3.72%, Maturing June 13, 2014	533,668
	3,043,962	Term Loan, 3.72%, Maturing June 13, 2014	2,374,290
U.S.I. Holdings Corp.
	2,726,438	Term Loan, 3.97%, Maturing May 4, 2014	1,903,961

			$21,581,742

Leisure Goods/Activities/Movies — 6.7%

24 Hour Fitness Worldwide, Inc.
	1,749,402	Term Loan, 3.31%, Maturing June 8, 2012	$1,154,605
AMC Entertainment, Inc.
	5,025,570	Term Loan, 1.94%, Maturing January 26, 2013	4,668,755
Bombardier Recreational Products
	5,650,633	Term Loan, 3.95%, Maturing June 28, 2013	2,881,823
Carmike Cinemas, Inc.
	2,164,622	Term Loan, 5.19%, Maturing May 19, 2012	1,843,537
	2,100,371	Term Loan, 6.13%, Maturing May 19, 2012	1,788,817
Cedar Fair, L.P.
	4,778,403	Term Loan, 2.43%, Maturing August 30, 2012	4,352,328
Cinemark, Inc.
	8,396,486	Term Loan, 2.29%, Maturing October 5, 2013	7,854,215
Deluxe Entertainment Services
	1,737,021	Term Loan, 3.00%, Maturing January 28, 2011	1,250,655
	96,457	Term Loan, 3.47%, Maturing January 28, 2011	69,449
	170,313	Term Loan, 3.47%, Maturing January 28, 2011	122,625
DW Funding, LLC
	1,532,689	Term Loan, 3.07%, Maturing April 30, 2011	1,256,805
Fender Musical Instruments Corp.
	310,967	Term Loan, 2.76%, Maturing June 9, 2014	160,148
	615,667	Term Loan, 3.47%, Maturing June 9, 2014	317,069
Metro-Goldwyn-Mayer Holdings, Inc.
	12,840,589	Term Loan, 3.68%, Maturing April 8, 2012	6,297,243
National CineMedia, LLC
	2,700,000	Term Loan, 3.08%, Maturing February 13, 2015	2,406,375
Regal Cinemas Corp.
	10,443,898	Term Loan, 4.97%, Maturing November 10, 2010	10,093,045
Revolution Studios Distribution Co., LLC
	3,668,908	Term Loan, 4.18%, Maturing December 21, 2014	2,990,160
	2,825,000	Term Loan - Second Lien, 7.43%, Maturing June 21, 2015	847,500
Six Flags Theme Parks, Inc.
	5,159,377	Term Loan, 3.37%, Maturing April 30, 2015	3,921,127
Southwest Sports Group, LLC
	3,725,000	Term Loan, 5.75%, Maturing December 22, 2010	2,169,812
Universal City Development Partners, Ltd.
	6,256,073	Term Loan, 6.00%, Maturing June 9, 2011	5,966,729
WMG Acquisition Corp.
	2,850,000	Revolving Loan, 0.00%, Maturing February 28, 2010(3)	2,565,000
	5,407,414	Term Loan, 2.80%, Maturing February 28, 2011	5,004,562

			$69,982,384

Lodging and Casinos — 3.4%

Ameristar Casinos, Inc.
	3,507,188	Term Loan, 3.26%, Maturing November 10, 2012	$3,156,469
Choctaw Resort Development Enterprise
	1,003,965	Term Loan, 6.00%, Maturing November 4, 2011	853,370
Full Moon Holdco 3 Ltd.
GBP	500,000	Term Loan, 3.48%, Maturing November 20, 2014	449,353
GBP	500,000	Term Loan, 3.98%, Maturing November 20, 2015	449,353
Green Valley Ranch Gaming, LLC
	1,627,773	Term Loan, 3.46%, Maturing February 16, 2014	684,246
Harrah’s Operating Co.
	990,000	Term Loan, 4.09%, Maturing January 28, 2015	707,850
Herbst Gaming, Inc.
	2,438,458	Term Loan, 0.00%, Maturing December 2, 2011(4)	540,526
	4,662,507	Term Loan, 0.00%, Maturing December 2, 2011(4)	1,033,524
Isle of Capri Casinos, Inc.
	1,707,632	Term Loan, 2.18%, Maturing November 30, 2013	1,383,182
	4,269,081	Term Loan, 2.97%, Maturing November 30, 2013	3,457,956
	1,287,265	Term Loan, 2.97%, Maturing November 30, 2013	1,042,685
LodgeNet Entertainment Corp.
	2,551,670	Term Loan, 3.16%, Maturing April 4, 2014	1,794,674
New World Gaming Partners, Ltd.
	3,312,240	Term Loan, 3.71%, Maturing June 30, 2014	1,639,559
	670,833	Term Loan, 3.71%, Maturing June 30, 2014	332,062

See notes to financial statements

Senior Debt Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Lodging and Casinos (continued)

Penn National Gaming, Inc.
	9,354,048	Term Loan, 2.34%, Maturing October 3, 2012	$8,777,212
Venetian Casino Resort/Las Vegas Sands, Inc.
	2,838,550	Term Loan, 2.18%, Maturing May 14, 2014	1,730,224
	11,239,800	Term Loan, 2.18%, Maturing May 23, 2014	6,851,164
Wimar OpCo, LLC
	2,151,576	Term Loan, 6.50%, Maturing January 3, 2012	597,062

			$35,480,471

Nonferrous Metals/Minerals — 1.4%

Alpha Natural Resources, LLC
	2,727,563	Term Loan, 2.75%, Maturing October 26, 2012	$2,522,995
Euramax Europe B.V.
EUR	1,344,671	Term Loan, 0.00%, Maturing June 29, 2012(4)	889,567
Euramax International, Inc.
	2,051,710	Term Loan, 0.00%, Maturing June 28, 2012(4)	492,410
Murray Energy Corp.
	1,449,455	Term Loan, 6.94%, Maturing January 28, 2010	1,376,982
Noranda Aluminum Acquisition
	1,143,745	Term Loan, 2.45%, Maturing May 18, 2014	649,075
Novelis, Inc.
	1,940,430	Term Loan, 2.43%, Maturing June 28, 2014	1,396,139
	4,268,987	Term Loan, 3.22%, Maturing June 28, 2014	3,071,536
Oxbow Carbon and Mineral Holdings
	375,856	Term Loan, 2.43%, Maturing May 8, 2014	329,500
	3,941,993	Term Loan, 2.75%, Maturing May 8, 2014	3,455,815

			$14,184,019

Oil and Gas — 2.6%

Atlas Pipeline Partners, L.P.
	3,600,000	Term Loan, 3.18%, Maturing July 20, 2014	$3,357,000
Big West Oil, LLC
	1,333,750	Term Loan, 4.50%, Maturing May 1, 2014	1,080,337
	1,060,938	Term Loan, 4.50%, Maturing May 1, 2014	859,359
Dresser, Inc.
	4,713,888	Term Loan, 3.45%, Maturing May 4, 2014	4,059,836
Dynegy Holdings, Inc.
	4,382,979	Term Loan, 1.93%, Maturing April 2, 2013	3,932,356
	755,516	Term Loan, 1.93%, Maturing April 2, 2013	677,840
Energy Transfer Equity, L.P.
	2,825,000	Term Loan, 2.99%, Maturing February 8, 2012	2,647,259
Enterprise GP Holdings, L.P.
	3,291,750	Term Loan, 3.12%, Maturing October 31, 2014	3,110,704
Hercules Offshore, Inc.
	2,259,750	Term Loan, 2.96%, Maturing July 6, 2013	1,543,409
Targa Resources, Inc.
	1,225,740	Term Loan, 2.44%, Maturing October 31, 2012	1,073,398
	3,175,447	Term Loan, 2.44%, Maturing October 31, 2012	2,780,784
Volnay Acquisition Co.
	2,916,053	Term Loan, 3.94%, Maturing January 12, 2014	2,675,479

			$27,797,761

Publishing — 8.4%

American Media Operations, Inc.
	13,663,227	Term Loan, 10.00%, Maturing January 31, 2013	$7,557,472
Aster Zweite Beteiligungs GmbH
	2,475,000	Term Loan, 4.01%, Maturing September 27, 2013	1,301,437
Black Press US Partnership
	628,794	Term Loan, 3.26%, Maturing August 2, 2013	185,494
	1,035,661	Term Loan, 3.26%, Maturing August 2, 2013	305,520
CanWest MediaWorks, Ltd.
	2,652,750	Term Loan, 3.26%, Maturing July 10, 2014	1,047,836
Dex Media West, LLC
	6,710,000	Term Loan, 0.00%, Maturing October 24, 2014(4)	4,541,831
GateHouse Media Operating, Inc.
	4,838,043	Term Loan, 2.44%, Maturing August 28, 2014	1,223,333
	2,061,957	Term Loan, 2.47%, Maturing August 28, 2014	521,380
	4,225,000	Term Loan, 2.72%, Maturing August 28, 2014	1,068,321
Idearc, Inc.
	18,830,414	Term Loan, 0.00%, Maturing November 17, 2014(4)	7,409,240
Laureate Education, Inc.
	130,042	Term Loan, 4.34%, Maturing August 17, 2014	96,491
	867,431	Term Loan, 4.34%, Maturing August 17, 2014	643,634
MediaNews Group, Inc.
	2,163,580	Term Loan, 5.72%, Maturing August 25, 2010	411,080
	2,181,101	Term Loan, 7.72%, Maturing August 2, 2013	428,951
Mediannuaire Holding
EUR	484,408	Term Loan, 3.91%, Maturing October 10, 2014	266,516
EUR	484,408	Term Loan, 4.41%, Maturing October 10, 2015	266,516
Merrill Communications, LLC
	5,562,983	Term Loan, 3.50%, Maturing August 9, 2009	3,657,661
Nebraska Book Co., Inc.
	3,913,368	Term Loan, 7.77%, Maturing March 4, 2011	3,561,165
Nelson Education, Ltd.
	1,526,750	Term Loan, 3.72%, Maturing July 5, 2014	954,219
Newspaper Holdings, Inc.
	8,579,328	Term Loan, 2.81%, Maturing July 24, 2014	3,002,765
Nielsen Finance, LLC
	11,392,539	Term Loan, 2.47%, Maturing August 9, 2013	9,688,842
Penton Media, Inc.
	1,764,000	Term Loan, 3.23%, Maturing February 1, 2013	917,280

See notes to financial statements

Senior Debt Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Publishing (continued)

Philadelphia Newspapers, LLC
	2,171,434	Term Loan, 0.00%, Maturing June 29, 2013(4)	$535,621
R.H. Donnelley Corp.
	8,845,396	Term Loan, 6.75%, Maturing June 30, 2010	5,992,756
Reader’s Digest Association, Inc. (The)
	4,750,000	Revolving Loan, 3.50%, Maturing March 2, 2013(3)	1,163,750
	17,109,783	Term Loan, 3.29%, Maturing March 2, 2014	5,860,101
Seat Pagine Gialle SpA
EUR	1,994,401	Term Loan, 3.20%, Maturing May 25, 2012	1,920,455
Source Interlink Companies, Inc.
	1,984,887	Term Loan, 0.00%, Maturing August 1, 2014(4)	793,955
Source Media, Inc.
	2,007,644	Term Loan, 5.43%, Maturing November 8, 2011	1,033,937
Star Tribune Co. (The)
	1,629,375	Term Loan, 0.00%, Maturing March 5, 2014(4)	222,682
Trader Media Corp.
GBP	4,405,750	Term Loan, 3.03%, Maturing March 23, 2015	3,711,800
Tribune Co.
	2,984,229	Term Loan, 0.00%, Maturing August 17, 2009(4)	871,395
	7,950,398	Term Loan, 0.00%, Maturing May 17, 2014(4)	2,050,543
	1,943,408	Term Loan, 0.00%, Maturing May 17, 2014(4)	570,270
World Directories Acquisition
EUR	3,510,703	Term Loan, 3.60%, Maturing May 31, 2014	2,245,087
Xsys, Inc.
	3,795,776	Term Loan, 4.01%, Maturing September 27, 2013	1,995,944
EUR	1,546,742	Term Loan, 3.94%, Maturing September 27, 2014	1,077,821
	3,877,093	Term Loan, 4.01%, Maturing September 27, 2014	2,038,703
	1,290,100	Term Loan - Second Lien, 6.06%, Maturing September 27, 2015	258,020
YBR Acquisition BV
EUR	750,000	Term Loan, 3.47%, Maturing June 30, 2013	629,817
EUR	1,500,000	Term Loan, 3.47%, Maturing June 30, 2013	1,259,634
EUR	750,000	Term Loan, 3.97%, Maturing June 30, 2014	629,817
EUR	1,500,000	Term Loan, 3.97%, Maturing June 30, 2014	1,259,634
Yell Group, PLC
	4,850,000	Term Loan, 3.43%, Maturing February 10, 2013	2,502,944

			$87,681,670

Radio and Television — 6.0%

Block Communications, Inc.
	1,787,446	Term Loan, 3.22%, Maturing December 22, 2011	$1,492,518
Citadel Broadcasting Corp.
	11,850,000	Term Loan, 2.95%, Maturing June 12, 2014	4,902,937
CMP Susquehanna Corp.
	4,121,857	Term Loan, 2.48%, Maturing May 5, 2013	1,802,455
Discovery Communications, Inc.
	1,976,965	Term Loan, 3.22%, Maturing April 30, 2014	1,857,359
Emmis Operating Co.
	3,176,231	Term Loan, 3.08%, Maturing November 2, 2013	1,834,273
Gray Television, Inc.
	3,417,836	Term Loan, 4.00%, Maturing January 19, 2015	1,512,393
Intelsat Corp.
	2,446,120	Term Loan, 2.99%, Maturing January 3, 2014	2,239,560
	2,445,377	Term Loan, 2.99%, Maturing January 3, 2014	2,238,880
	2,445,377	Term Loan, 2.99%, Maturing January 3, 2014	2,238,880
LBI Media, Inc.
	1,940,000	Term Loan, 1.93%, Maturing March 31, 2012	1,367,700
NEP II, Inc.
	2,131,473	Term Loan, 2.69%, Maturing February 16, 2014	1,822,410
Nexstar Broadcasting, Inc.
	4,237,430	Term Loan, 2.79%, Maturing October 1, 2012	2,627,206
	4,479,573	Term Loan, 2.97%, Maturing October 1, 2012	2,777,335
NextMedia Operating, Inc.
	224,355	Term Loan, 5.25%, Maturing November 15, 2012	110,682
	504,809	Term Loan, 6.25%, Maturing November 15, 2012	249,039
Paxson Communications Corp.
	8,300,000	Term Loan, 0.00%, Maturing January 15, 2012(4)	2,087,973
Raycom TV Broadcasting, LLC
	7,850,000	Term Loan, 2.00%, Maturing June 25, 2014	5,887,500
SFX Entertainment
	3,533,275	Term Loan, 4.14%, Maturing June 21, 2013	3,003,284
Spanish Broadcasting System, Inc.
	6,096,000	Term Loan, 2.97%, Maturing June 10, 2012	2,240,280
Tyrol Acquisition 2 SAS
EUR	2,800,000	Term Loan, 2.97%, Maturing January 19, 2015	2,705,128
EUR	2,800,000	Term Loan, 4.46%, Maturing January 19, 2016	2,705,128
Univision Communications, Inc.
	22,650,000	Term Loan, 2.68%, Maturing September 29, 2014	13,935,412
Young Broadcasting, Inc.
	3,507,775	Term Loan, 4.75%, Maturing November 3, 2012	1,376,802

			$63,015,134

Rail Industries — 0.9%

Kansas City Southern Railway Co.
	5,134,403	Term Loan, 2.75%, Maturing April 26, 2013	$4,479,767
Rail America, Inc.
	311,600	Term Loan, 5.20%, Maturing August 14, 2009	278,882
	4,813,400	Term Loan, 5.20%, Maturing August 13, 2010	4,307,993

			$9,066,642

Retailers (Except Food and Drug) — 2.3%

American Achievement Corp.
	657,784	Term Loan, 2.70%, Maturing March 25, 2011	$565,694

See notes to financial statements

Senior Debt Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*		Borrower/Tranche Description	Value

Retailers (Except Food and Drug) (continued)

Amscan Holdings, Inc.
	1,568,000	Term Loan, 3.65%, Maturing May 25, 2013	$1,348,480
Cumberland Farms, Inc.
	4,126,022	Term Loan, 2.82%, Maturing September 29, 2013	3,383,338
Harbor Freight Tools USA, Inc.
	3,565,175	Term Loan, 9.58%, Maturing July 15, 2010	2,861,053
Josten’s Corp.
	2,392,586	Term Loan, 2.50%, Maturing October 4, 2011	2,243,050
Mapco Express, Inc.
	541,841	Term Loan, 5.75%, Maturing April 28, 2011	447,019
Orbitz Worldwide, Inc.
	3,866,125	Term Loan, 3.97%, Maturing July 25, 2014	1,424,021
Oriental Trading Co., Inc.
	5,598,612	Term Loan, 7.50%, Maturing July 31, 2013	3,336,773
	1,000,000	Term Loan - Second Lien, 6.43%, Maturing January 31, 2013	216,250
Rent-A-Center, Inc.
	2,566,660	Term Loan, 2.22%, Maturing November 15, 2012	2,438,327
Rover Acquisition Corp.
	2,939,850	Term Loan, 3.16%, Maturing October 26, 2013	2,657,624
Savers, Inc.
	1,024,492	Term Loan, 3.25%, Maturing August 11, 2012	891,308
	1,120,873	Term Loan, 3.25%, Maturing August 11, 2012	975,159
The Yankee Candle Company, Inc.
	2,208,011	Term Loan, 3.21%, Maturing February 6, 2014	1,850,589

			$24,638,685

Steel — 0.1%

Algoma Acquisition Corp.
	1,812,613	Term Loan, 2.93%, Maturing June 20, 2013	$1,051,315

			$1,051,315

Surface Transport — 0.3%

Delphi Acquisition Holding, Inc.
	995,149	Term Loan, 3.22%, Maturing April 10, 2015	$545,673
	995,149	Term Loan, 4.10%, Maturing April 10, 2016	545,673
Ozburn-Hessey Holding Co., LLC
	1,274,061	Term Loan, 4.36%, Maturing August 9, 2012	987,398
Swift Transportation Co., Inc.
	2,318,140	Term Loan, 3.81%, Maturing May 10, 2014	1,424,207

			$3,502,951

Telecommunications — 4.4%

Alaska Communications Systems Holdings, Inc.
	5,568,982	Term Loan, 2.97%, Maturing February 1, 2012	$5,120,679
Asurion Corp.
	8,525,000	Term Loan, 3.78%, Maturing July 13, 2012	7,446,587
	1,000,000	Term Loan - Second Lien, 6.97%, Maturing January 13, 2013	770,000
Cellular South, Inc.
	1,143,750	Term Loan, 2.19%, Maturing May 29, 2014	1,043,672
	3,371,203	Term Loan, 2.19%, Maturing May 29, 2014	3,076,223
Centennial Cellular Operating Co., LLC
	9,175,000	Term Loan, 3.22%, Maturing February 9, 2011	9,101,270
CommScope, Inc.
	3,519,916	Term Loan, 3.57%, Maturing November 19, 2014	3,130,525
FairPoint Communications, Inc.
	1,995,038	Term Loan, 5.75%, Maturing March 31, 2015	1,008,603
Intelsat Subsidiary Holding Co.
	2,680,639	Term Loan, 2.99%, Maturing July 3, 2013	2,471,549
IPC Systems, Inc.
	3,335,900	Term Loan, 3.47%, Maturing May 31, 2014	1,840,306
GBP	218,450	Term Loan, 3.91%, Maturing May 31, 2014	187,435
Macquarie UK Broadcast Ventures, Ltd.
GBP	2,508,196	Term Loan, 2.85%, Maturing December 26, 2014	2,622,088
NTelos, Inc.
	2,192,136	Term Loan, 2.68%, Maturing August 24, 2011	2,090,201
Palm, Inc.
	2,290,125	Term Loan, 3.94%, Maturing April 24, 2014	1,459,955
Stratos Global Corp.
	2,595,742	Term Loan, 3.72%, Maturing February 13, 2012	2,478,933
Telesat Canada, Inc.
	1,974,013	Term Loan, 3.55%, Maturing October 22, 2014	1,826,373
	169,545	Term Loan, 4.22%, Maturing October 22, 2014	156,864

			$45,831,263

Utilities — 2.8%

AEI Finance Holding, LLC
	636,381	Revolving Loan, 3.44%, Maturing March 30, 2012	$413,648
	4,221,804	Term Loan, 4.22%, Maturing March 30, 2014	2,744,172
BRSP, LLC
	5,041,972	Term Loan, 5.55%, Maturing July 13, 2009	4,159,627
Covanta Energy Corp.
	999,509	Term Loan, 1.98%, Maturing February 9, 2014	929,543
	1,989,647	Term Loan, 1.98%, Maturing February 9, 2014	1,850,372
Electricinvest Holding Co.
GBP	600,000	Term Loan, 5.40%, Maturing December 21, 2012	582,272
EUR	595,770	Term Loan, 5.50%, Maturing December 21, 2012	517,626

See notes to financial statements

Senior Debt Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

See notes to financial statements

	Principal
	Amount*	Borrower/Tranche Description	Value

Utilities (continued)

NRG Energy, Inc.
	6,929,173	Term Loan, 2.72%, Maturing June 1, 2014	$6,466,505
	3,706,063	Term Loan, 2.82%, Maturing June 1, 2014	3,458,606
TXU Texas Competitive Electric Holdings Co., LLC
	5,465,019	Term Loan, 3.97%, Maturing October 10, 2014	3,713,109
	472,601	Term Loan, 3.97%, Maturing October 10, 2014	320,456
Vulcan Energy Corp.
	4,072,323	Term Loan, 5.50%, Maturing July 23, 2010	3,848,345

			$29,004,281

Total Senior Floating-Rate Interests
(identified cost $1,791,267,681)			$1,301,590,726

Corporate Bonds & Notes — 0.8%

	Principal
	Amount
	(000’s omitted)*	Security	Value

Building and Development — 0.4%

Grohe Holding GMBH, Variable Rate
EUR	6,500	4.31%, 1/15/14	$4,730,083

			$4,730,083

Chemicals and Plastics — 0.0%

Wellman Holdings, Inc.
	662	5.00%, 1/29/19(5)	$196,415

			$196,415

Ecological Services and Equipment — 0.0%

Environmental Systems Products Holdings, Inc. Junior Notes
	75	18.00%, 3/31/15(2)(5)	$59,608

			$59,608

Electronics/Electrical — 0.1%

NXP BV/NXP Funding, LLC, Variable Rate
	2,300	3.881%, 10/15/13	$664,125

			$664,125

Telecommunications — 0.3%

Qwest Corp., Sr. Notes, Variable Rate
	3,150	4.57%, 6/15/13	$2,866,500

			$2,866,500

Total Corporate Bonds & Notes
(identified cost $14,107,502)			$8,516,731

Asset Backed Securities — 0.2%

	Principal
	Amount
	(000’s omitted)	Security	Value

	$1,937	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 6.90%, 6/15/29(6)(7)	$1,806,227
	1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 3.678%, 8/11/16(6)(7)	80,000

Total Asset Backed Securities
(identified cost $2,936,973)			$1,886,227

Common Stocks — 0.0%

	Shares	Security	Value

Automotive — 0.0%

	133,410	Hayes Lemmerz International(8)	$22,546

			$22,546

Chemicals and Plastics — 0.0%

	662	Wellman Holdings, Inc.(5)(8)	$170,347

			$170,347

Diversified Manufacturing — 0.0%

	1,782	Gentek, Inc.(8)	$34,019

			$34,019

Ecological Services and Equipment — 0.0%

	1,242	Environmental Systems Products Holdings, Inc.(5)(8)(9)	$0

			$0

Senior Debt Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Shares	Security	Value

Investment Services — 0.0%

20,048	Safelite Realty Corp.(5)(9)	$0

		$0

Total Common Stocks
(identified cost $1,533,499)		$226,912

Preferred Stocks — 0.0%

Shares	Security	Value

Automotive — 0.0%

445	Hayes Lemmerz International, Series A, Convertible(8)(9)	$485

		$485

Chemicals & Plastics — 0.0%

217	Key Plastics, LLC, Series A(5)(8)(9)	$0

		$0

Ecological Services and Equipment — 0.0%

569	Environmental Systems Products Holdings, Inc. Series A(5)(8)(9)	$25,042

		$25,042

Total Preferred Stocks
(identified cost $249,639)		$25,527

Warrants — 0.0%

Shares	Security	Value

Commercial Services — 0.0%

4,437	Citation A14, Expires 4/06/12(5)(8)	$0
6,545	Citation B18, Expires 4/06/12(5)(8)	0

		$0

Diversified Manufacturing — 0.0%

940	Gentek, Inc., Class C, Expires 10/31/10(8)(9)	$9,400

		$9,400

Total Warrants
(identified cost $0)		$9,400

Short-Term Investments — 2.3%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.13%(10)	$23,689	$23,689,486

Total Short-Term Investments
(identified cost $23,689,486)		$23,689,486

Total Investments — 127.5%
(identified cost $1,833,784,780)		$1,335,945,009

Less Unfunded Loan Commitments — (1.6)%		$(16,627,878)

Net Investments — 125.9%
(identified cost $1,817,156,902)		$1,319,317,131

Other Assets, Less Liabilities — (25.9)%		$(271,240,852)

Net Assets — 100.0%		$1,048,076,279

DIP - Debtor in Possession

REIT - Real Estate Investment Trust

EUR - Euro

GBP - British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(4)	Defaulted security. Currently the issuer is in default with respect to interest payments.

See notes to financial statements

Senior Debt Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the aggregate value of the securities is $1,886,227 or 0.2% of the Portfolio’s net assets.

(7)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2009.

(8)	Non-income producing security.

(9)	Restricted security.

(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2009.

See notes to financial statements

Senior Debt Portfolio as of April 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2009

Assets

Unaffiliated investments, at value (identified cost, $1,793,467,416)	$1,295,627,645
Affiliated investment, at value (identified cost, $23,689,486)	23,689,486
Cash	1,000,000
Foreign currency, at value (identified cost, $82,991)	83,463
Receivable for investments sold	29,027,881
Interest receivable	9,712,767
Interest receivable from affiliated investment	1,014
Receivable for closed swap contracts	8,854
Prepaid expenses	3,240,415

Total assets	$1,362,391,525

Liabilities

Notes payable	$305,000,000
Payable for investments purchased	6,477,500
Payable for open forward foreign currency exchange contracts	1,060,919
Payable to affiliate for investment adviser fee	501,950
Payable to affiliate for Trustees’ fees	4,208
Accrued expenses	1,270,669

Total liabilities	$314,315,246

Net assets applicable to investors’ interest in Portfolio	$1,048,076,279

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$1,546,864,652
Net unrealized depreciation (computed on the basis of identified cost)	(498,788,373)

Total	$1,048,076,279

Statement of Operations

For the Six Months Ended
April 30, 2009

Investment Income

Interest	$46,812,269
Interest income allocated from affiliated investment	86,622
Expenses allocated from affiliated investment	(38,398)

Total investment income	$46,860,493

Expenses

Investment adviser fee	$3,080,089
Trustees’ fees and expenses	25,458
Interest expense and fees	6,933,509
Custodian fee	385,869
Legal and accounting services	235,988
Miscellaneous	155,315

Total expenses	$10,816,228

Deduct —
Reduction of custodian fee	$1,549

Total expense reductions	$1,549

Net expenses	$10,814,679

Net investment income	$36,045,814

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(78,958,928)
Swap contracts	23,517
Foreign currency and forward foreign currency exchange contract transactions	(984,231)

Net realized loss	$(79,919,642)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$106,756,668
Foreign currency and forward foreign currency exchange contracts	(4,006,369)

Net change in unrealized appreciation (depreciation)	$102,750,299

Net realized and unrealized gain	$22,830,658

Net increase in net assets from operations	$58,876,471

See notes to financial statements

Senior Debt Portfolio as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2009	Year Ended
in Net Assets	(Unaudited)	October 31, 2008

From operations —
Net investment income	$36,045,814	$128,205,031
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(79,919,642)	(20,751,451)
Net change in unrealized appreciation (depreciation) of investments, swap contracts, foreign currency and forward foreign currency exchange contracts	102,750,299	(569,535,361)

Net increase (decrease) in net assets from operations	$58,876,471	$(462,081,781)

Capital transactions —
Contributions	$53,617,475	$1,858,796,192
Withdrawals	(183,722,789)	(2,611,778,134)

Net decrease in net assets from capital transactions	$(130,105,314)	$(752,981,942)

Net decrease in net assets	$(71,228,843)	$(1,215,063,723)

Net Assets

At beginning of period	$1,119,305,122	$2,334,368,845

At end of period	$1,048,076,279	$1,119,305,122

Statement of Cash Flows

For the Six Months Ended
Cash Flows From	April 30, 2009
Operating Activities	(Unaudited)

Net increase in net assets from operations	$58,876,471
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(57,830,727)
Investments sold and principal repayments	212,233,878
Increase in short-term investments, net	18,486,099
Net accretion/amoritization of premium (discount)	(1,767,420)
Amortization of structuring and renewal fees	957,143
Decrease in interest receivable	3,235,709
Decrease in interest receivable from affiliated investment	22,140
Increase in payable for investments purchased	2,650,132
Increase in receivable for investments sold	(3,999,282)
Increase in receivable for closed swap contracts	(8,854)
Decrease in receivable for open forward foreign currency exchange contracts	2,950,420
Decrease in prepaid expenses	57,660
Decrease in payable for closed swap contracts	(14,664)
Increase in payable for open forward foreign currency exchange contracts	1,060,919
Decrease in payable to affiliate for investment adviser fee	(96,977)
Increase in payable to affiliate for Trustees’ fees	208
Decrease in unfunded loan commitments	(4,157,706)
Decrease in accrued expenses	(491,834)
Net change in unrealized (appreciation) depreciation on investments	(106,756,668)
Net realized (gain) loss on investments	78,958,928

Net cash provided by operating activities	$204,365,575

Cash Flows From Financing Activities

Decrease in notes payable	$(75,000,000)
Proceeds from capital contributions	53,617,475
Payments for capital withdrawals	(183,722,789)
Payment of structuring and renewal fees on notes payable	(4,100,000)

Net cash used in financing activities	$(209,205,314)

Net decrease in cash	$(4,839,739)

Cash at beginning of period(1)	$5,923,202

Cash at end of period(1)	$1,083,463

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$10,483,877

(1) Balance includes foreign currency, at value.

See notes to financial statements

Senior Debt Portfolio as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended	Period Ended		Year Ended November 30,
	April 30, 2009		October 31,	October 31,
	(Unaudited)		2008	2007(1)		2006	2005		2004		2003

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	0.81	%(3)	0.66%	0.58	%(3)	0.51%	0.50%		0.50%		0.51%
Interest expense and fees	1.44	%(3)	0.98%	0.70	%(3)	0.01%	0.00	%(4)	0.00	%(4)	0.01%
Total expenses	2.25	%(3)	1.64%	1.28	%(3)	0.52%	0.50%		0.51%		0.51%
Net investment income	7.48	%(3)	7.01%	7.18	%(3)	6.57%	5.00%		3.82%		4.14%
Portfolio Turnover	5	%(5)	7%	55	%(5)	51%	65%		87%		47%

Total Return	7.15	%(5)	(26.81)%	3.89	%(5)	6.88%	5.27%		6.15%		8.19%

Net assets, end of period (000’s omitted)	$1,048,076		$1,119,305	$2,334,369		$2,645,798	$3,054,390		$3,340,152		$3,384,305

(1)	For the eleven months ended October 31, 2007.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Rounds to less than 0.01%.

(5)	Not annualized.

See notes to financial statements

Senior Debt Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2009, Eaton Vance Floating-Rate Advantage Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations, including listed securities and securities for which quotations are readily available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, when in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Forward foreign currency exchange contracts are generally valued using forward exchange rates supplied by a pricing vendor. Credit default swaps are normally valued using valuations provided by pricing vendors. The pricing vendors employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing vendor using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the

Senior Debt Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising

Senior Debt Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, and at reduced rates as daily net assets exceed that level, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s adviser fee. For the six months ended April 30, 2009, the Portfolio’s adviser fee totaled $3,116,820 of which $36,731 was allocated from Cash Management and $3,080,089 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2009, the Portfolio’s adviser fee, including the portion allocated from Cash Management, was 0.65% (annualized) of the Portfolio’s average daily net assets.

Senior Debt Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $57,830,727 and $212,233,878, respectively, for the six months ended April 30, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,816,979,347

Gross unrealized appreciation	$1,911,345
Gross unrealized depreciation	(499,573,561)

Net unrealized depreciation	$(497,662,216)

5   Restricted Securities

At April 30, 2009, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value

Common Stocks

Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	(1)	$0
Safelite Realty Corp.	9/29/00 – 11/10/00	20,048	0	(1)	0

			$0		$0

Preferred Stocks

Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958		$25,042
Hayes Lemmerz International, Series A, Convertible	6/04/03	445	22,250		485
Key Plastics, LLC, Series A	4/26/01	217	217,431		0

			$249,639		$25,527

Warrants

Gentek, Inc., Class C, Expires 10/31/10	11/11/03	940	$0		$9,400

			$0		$9,400

Total Restricted Securities			$249,639		$34,927

(1)	Less than $0.50.

6   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement Date	Deliver	In Exchange For	Depreciation

5/29/09	British Pound Sterling 19,736,489	United States Dollar 28,947,508	$(248,904)
5/29/09	Euro 69,098,739	United States Dollar 90,605,030	(812,015)

			$(1,060,919)

Senior Debt Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

At April 30, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

7   Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $400 million ($600 million prior to February 12, 2009 and $800 million prior to December 29, 2008) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduit lenders’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Portfolio also pays a program fee of 1.50% (0.325% prior to February 12, 2009) per annum on its outstanding borrowings to administer the facility and a commitment fee of 1.25% (1.50% prior to April 28, 2009 and 0.175% prior to February 12, 2009) per annum on the amount of the facility. Program and commitment fees for the six months ended April 30, 2009 totaled $2,974,257 and are included in interest expense in the Statement of Operations. The Portfolio also paid a renewal fee of $4 million which is being amortized to interest expense over one year through February 10, 2010, the expiration date of the Agreement. The unamortized balance at April 30, 2009 is approximately $3,143,000 and is included in prepaid expenses on the Statement of Assets and Liabilities. In connection with the structuring of the Agreement, the Portfolio is obligated to pay a fee of $1 million in quarterly installments of $50,000 through February 2012, of which $550,000 remains outstanding at April 30, 2009. The entire unpaid balance is payable on termination date if the Agreement is terminated by the Portfolio within the first five years and eliminated if the Agreement is terminated by the lenders at their discretion except for an event of default by the Portfolio. At April 30, 2009, the Portfolio had borrowings outstanding under the Agreement of $305,000,000 at an interest rate of 0.87%. For the six months ended April 30, 2009, the average borrowings under the Agreement and the average interest rate were $321,464,088 and 1.94%, respectively.

8   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9   Concentration of Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10   Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Senior Debt Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

At April 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$23,755,450	$—
Level 2	Other Significant Observable Inputs	1,293,642,164	(1,060,919)
Level 3	Significant Unobservable Inputs	1,919,517	—

Total		$1,319,317,131	$(1,060,919)

*	Other financial instruments are forward foreign currency exchange contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities

Balance as of October 31, 2008	$2,663,986
Realized gains (losses)	(47)
Change in net unrealized appreciation (depreciation)*	(1,993,358)
Net purchases (sales)	340,726
Accrued discount (premium)	3,198
Net transfers to (from) Level 3	905,012

Balance as of April 30, 2009	$1,919,517

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2009*	$(1,511,220)

*	Amount is included in the related amount on investments in the Statement of Operations.

11   Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities.” FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

In assessing the Fund’s investment performance, the Board noted that the Fund is the successor to the operations of Eaton Vance Prime Rate Reserves (the “Predecessor Fund”), which like the Fund, invested in Senior Debt Portfolio prior to its reorganization into the Fund on March 14, 2008. The Board compared the Predecessor Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund (and the Predecessor Fund). The Board noted that the Predecessor Fund’s and the Fund’s performance relative to its peers was affected by management’s use of leverage as well as its focus on reducing volatility. On the basis of the foregoing, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and total expense ratio of the Fund for the period from inception (March 2008) through September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the total expense ratio anticipated with respect to the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Predecessor Fund, the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Predecessor Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Predecessor Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Floating-Rate Advantage Fund

OFFICERS AND TRUSTEES

Eaton Vance Floating-Rate Advantage Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Robert B. MacIntosh
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer

Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Floating-Rate Advantage Fund

OFFICERS AND TRUSTEES CONT’D

Senior Debt Portfolio

Officers Scott H. Page President Craig P. Russ Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Investment Adviser of Senior Debt Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Floating-Rate Advantage Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3232-6/09	FRASRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR..
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:    June 16, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:    June 16, 2009

By:	/s/ Scott H. Page
Scott H. Page
President

Date:    June 16, 2009